Fair Value Measurements (Details 1) - Warrants - Fair value on recurring basis	Dec. 31, 2016 USD ($)
Level 1
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities (see Note14)	$ 0
Level 2
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities (see Note14)	0
Level 3
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities (see Note14)	70,785
Total Fair Value
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities (see Note14)	$ 70,785